SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 20:  SUBSEQUENT EVENTS

Japan Earthquake in 2024

On January 1, 2024, an earthquake hit Japan in a neighboring vicinity to the location of TPSCo’s facilities. While there was no impact or damage to the buildings and the facilities’ structure, there was tools’ damage and some percentage of work in progress and inventories scrapped at the facilities, as well as a temporary cessation of operations. The dedicated staff and response teams worked to ensure operational safety and stability, utilizing all available resources to minimize any potential disruptions to operations and customer service, and returned the facilities to operation after several weeks.

Re-organization of the Israeli Operations

During the first quarter of 2024, the Company decided to re-organize and re-structure its Israeli operations through integration of a portion of its 6” operations (150mm) into its 8” operations (200mm) in order to optimize its operations due to anticipated changes in market dynamics and customer demand. Re-organization related income or expenses will be recognized as incurred over the re-organization period.